UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23803

Short Duration Inflation-Protected Income Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Short Duration Inflation-Protected Income Portfolio

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Short Duration Inflation-Protected Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Short Duration Inflation-Protected Income Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Inflation-Protected Income Portfolio	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$398,976,610
# of Portfolio Holdings	37
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.5%
Commercial Mortgage-Backed Securities	2.5%
Exchange-Traded Funds	4.9%
Short-Term Investments	5.0%
U.S. Treasury Obligations	87.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Short Duration Inflation-Protected Income Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

SDIPI Port.-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Short Duration Inflation-Protected Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$708	$ 624,745
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27(1)	176	176,073
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	21	20,641
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	371	347,119
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,105	1,029,242
Total Asset-Backed Securities (identified cost $2,388,327)		$ 2,197,820

Commercial Mortgage-Backed Securities — 2.4%
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.386%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	$ 5,000	$ 4,949,905
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.613%, 8/10/50(1)(3)	362	347,379
Series 2015-CR22, Class D, 4.039%, 3/10/48(1)(3)	1,000	763,037
Extended Stay America Trust, Series 2021-ESH, Class A, 5.517%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	2,784	2,782,193
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.05%, (30-day SOFR Average + 1.70%), 3/20/54(1)(2)	893	899,870
Total Commercial Mortgage-Backed Securities (identified cost $9,903,919)		$ 9,742,384

Exchange-Traded Funds — 4.8%
Security	Shares	Value
Fixed-Income Funds — 4.8%
Eaton Vance Short Duration Income ETF(4)	186,000	$ 9,469,260
Eaton Vance Total Return Bond ETF(4)	96,500	4,887,725
Eaton Vance Ultra-Short Income ETF(4)	96,000	4,874,400
Total Exchange-Traded Funds (identified cost $19,160,829)		$ 19,231,385

U.S. Treasury Obligations — 86.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/28(5)	$9,137	$ 9,326,930
2.375%, 1/15/27(5)	12,656	13,002,575
2.50%, 1/15/29(5)	17,832	18,675,357
3.625%, 4/15/28(5)	20,120	21,609,165
3.875%, 4/15/29(5)	12,614	13,891,183
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/26(5)	6,083	6,044,434
0.125%, 7/15/26(5)	10,648	10,620,494
0.125%, 10/15/26(5)	13,777	13,704,719
0.125%, 4/15/27(5)	22,599	22,282,681
0.125%, 1/15/30(5)	11,780	11,126,836
0.125%, 7/15/30(5)	4,355	4,091,396
0.25%, 7/15/29(5)	7,858	7,562,036
0.375%, 1/15/27(5)	20,207	20,074,849
0.375%, 7/15/27(5)	20,867	20,729,752
0.50%, 1/15/28(5)	18,754	18,521,002
0.75%, 7/15/28(5)	13,981	13,882,388
0.875%, 1/15/29(5)	7,328	7,243,341
1.25%, 4/15/28(5)	23,187	23,300,136
1.625%, 10/15/27(5)	15,939	16,268,400
1.625%, 10/15/29(5)	17,744	18,040,335
1.625%, 4/15/30(5)	8,018	8,099,406
2.125%, 4/15/29(5)	23,208	23,969,503
2.375%, 10/15/28(5)	20,832	21,772,475
Total U.S. Treasury Obligations (identified cost $338,863,587)		$343,839,393

Short-Term Investments — 5.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(6)	19,820,080	$ 19,820,080
Total Short-Term Investments (identified cost $19,820,080)		$ 19,820,080
Total Investments — 99.0% (identified cost $390,136,742)		$394,831,062
Other Assets, Less Liabilities — 1.0%		$ 4,145,548
Net Assets — 100.0%		$398,976,610

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $11,940,204 or 3.0% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2025.
(4)	Affiliated fund (see Note 7).
(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(6)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2025.

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.00% (pays upon termination)	1/4/27	$1,024,616	$ —	$1,024,616
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.82% (pays upon termination)	2/11/27	1,054,174	—	1,054,174
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.61% (pays upon termination)	3/23/27	111,672	—	111,672
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.55% (pays upon termination)	4/19/27	1,138,847	—	1,138,847
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.24% (pays upon termination)	11/19/27	562,184	—	562,184
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.51% (pays upon termination)	4/25/29	5,973	—	5,973
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.64% (pays upon termination)	2/13/30	(78,304)	—	(78,304)
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.36% (pays upon termination)	4/24/30	68,676	(42,150)	26,526
							$3,887,838	$(42,150)	$3,845,688
Abbreviations:
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $351,155,833)	$355,779,597
Affiliated investments, at value (identified cost $38,980,909)	39,051,465
Deposits for derivatives collateral - centrally cleared derivatives	3,604,469
Interest receivable	578,102
Dividends receivable from affiliated investments	115,113
Receivable for variation margin on open centrally cleared derivatives	95,640
Receivable from affiliates	3,330
Trustees' deferred compensation plan	14,110
Total assets	$399,241,826
Liabilities
Payable to affiliates:
Investment adviser fee	$149,009
Trustees' fees	1,846
Trustees' deferred compensation plan	14,110
Payable for custodian fee	36,201
Payable for legal and accounting services	36,854
Accrued expenses	27,196
Total liabilities	$265,216
Net Assets applicable to investors' interest in Portfolio	$398,976,610

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income from affiliated investments	$308,162
Interest income	6,820,691
Total investment income	$7,128,853
Expenses
Investment adviser fee	$792,795
Trustees’ fees and expenses	10,766
Custodian fee	69,817
Legal and accounting services	41,972
Miscellaneous	6,595
Total expenses	$921,945
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$11,046
Total expense reductions	$11,046
Net expenses	$910,899
Net investment income	$6,217,954
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(1,354,859)
Swap contracts	776,048
Net realized loss	$(578,811)
Change in unrealized appreciation (depreciation):
Investments	$9,583,101
Investments - affiliated investments	73,706
Swap contracts	874,909
Net change in unrealized appreciation (depreciation)	$10,531,716
Net realized and unrealized gain	$9,952,905
Net increase in net assets from operations	$16,170,859

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,217,954	$10,499,478
Net realized loss	(578,811)	(12,470,501)
Net change in unrealized appreciation (depreciation)	10,531,716	27,346,515
Net increase in net assets from operations	$16,170,859	$25,375,492
Capital transactions:
Contributions	$73,926,502	$23,342,399
Withdrawals	(38,457,379)	(166,469,079)
Net increase (decrease) in net assets from capital transactions	$35,469,123	$(143,126,680)
Net increase (decrease) in net assets	$51,639,982	$(117,751,188)
Net Assets
At beginning of period	$347,336,628	$465,087,816
At end of period	$398,976,610	$347,336,628

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,		Period Ended October 31,
		2024	2023	2022(1)
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(2)
Total expenses	0.52%(3)	0.50%	0.50%	0.50%(3)
Net expenses	0.52%(3)(4)	0.50%(4)	0.50%(4)	0.50%(3)(4)
Net investment income	3.53%(3)	2.68%	2.60%	5.38%(3)
Portfolio Turnover	28%(5)	25%	17%(6)	9%(5)(6)
Total Return	4.53%(5)	6.54%	1.90%	(2.95)%(5)
Net assets, end of period (000’s omitted)	$398,977	$347,337	$465,088	$777,145
(1)	For the period from the commencement of operations, May 23, 2022, to October 31, 2022.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024 and 2023 and the period ended October 31, 2022).
(5)	Not annualized.
(6)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Short Duration Inflation-Protected Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of approximately 100% in the Portfolio.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could

Short Duration Inflation-Protected Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
G  Inflation Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
H  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.45%
$1 billion but less than $2.5 billion	0.43%
$2.5 billion but less than $5 billion	0.41%
$5 billion and over	0.40%
For the six months ended April 30, 2025, the investment adviser fee amounted to $792,795 or 0.45% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $11,046 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

Short Duration Inflation-Protected Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$18,094,239	$6,792,646
U.S. Government and Agency Securities	98,087,469	89,700,319
	$116,181,708	$96,492,965
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$390,146,301
Gross unrealized appreciation	$9,664,793
Gross unrealized depreciation	(1,134,344)
Net unrealized appreciation	$8,530,449
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Portfolio enters into inflation swap contracts to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2025 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Swap contracts (centrally cleared)	$3,966,142(1)	$(78,304)(1)
(1)	Only the current day’s variation margin on centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on centrally cleared derivatives, as applicable.

Short Duration Inflation-Protected Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Swap contracts	$776,048(1)	$874,909(2)
(1)	Statement of Operations location: Net realized gain (loss): Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Swap contracts.
The average notional amount of swap contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was approximately $120,000,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
7  Affiliated Investments
At April 30, 2025, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $39,051,465, which represents 9.8% of the Portfolio’s net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	$ —	$ 9,419,220	$ —	$ —	$50,040	$ 9,469,260	$121,747	186,000
Eaton Vance Total Return Bond ETF	—	4,854,519	—	—	33,206	4,887,725	18,860	96,500
Eaton Vance Ultra-Short Income ETF	1,063,440	3,820,500	—	—	(9,540)	4,874,400	53,127	96,000
Short-Term Investments
Liquidity Fund	1,213,189	77,592,559	(58,985,668)	—	—	19,820,080	114,428	19,820,080
Total				$ —	$73,706	$39,051,465	$308,162
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Short Duration Inflation-Protected Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 2,197,820	$ —	$ 2,197,820
Commercial Mortgage-Backed Securities	—	9,742,384	—	9,742,384
Exchange-Traded Funds	19,231,385	—	—	19,231,385
U.S. Treasury Obligations	—	343,839,393	—	343,839,393
Short-Term Investments	19,820,080	—	—	19,820,080
Total Investments	$39,051,465	$355,779,597	$ —	$394,831,062
Swap Contracts	$ —	$ 3,966,142	$ —	$ 3,966,142
Total	$39,051,465	$359,745,739	$ —	$398,797,204
Liability Description
Swap Contracts	$ —	$ (78,304)	$ —	$ (78,304)
Total	$ —	$ (78,304)	$ —	$ (78,304)

EARRX-NCSR    4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration Inflation-Protected Income Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025